Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Forth The Computation Of Net Loss Per Common Share

The following table sets forth the computation of net loss per common share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stockholders	$(15,576)	$(4,716)	$(37,896)	$(9,784)
Denominator:
Weighted-average common shares outstanding, basic and diluted	32,182,440	4,661,256	18,383,203	4,659,269
Net loss per share attributable to common stockholders, basic and diluted	$(0.48)	$(1.01)	$(2.06)	$(2.10)

Schedule Of Potential Common Shares, Presented Based On Amounts Outstanding

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Convertible preferred stock (as converted to common stock)	—	13,001,114	—	13,001,114
Senior Secured Notes, including accrued interest	253,859	—	253,859	—
Public Warrants	11,499,982	—	11,499,982	—
Private Placement Warrants	13,550,000	—	13,550,000	—
Unvested Shares	1,129,630	—	1,129,630	—
Stock options to purchase common stock	3,623,419	2,608,649	3,623,419	2,608,649
	30,056,890	15,609,763	30,056,890	15,609,763

Zapata Computing, Inc. [Member]
Schedule Of Forth The Computation Of Net Loss Per Common Share

The following table sets forth the computation of net loss per common share:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(29,734)	$(23,448)
Denominator:
Weighted-average common shares outstanding, basic and diluted	4,666,235	4,582,219
Net loss per share attributable to common stockholders, basic and diluted	$(6.37)	$(5.12)

Schedule Of Potential Common Shares, Presented Based On Amounts Outstanding

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted to common stock)	13,001,114	13,001,114
Stock options to purchase common stock	3,078,475	3,141,157
	16,079,589	16,142,271